Nationwide Life Insurance Company: • Nationwide Variable Account-12

Prospectus supplement dated June 16, 2011
to prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Guaranteed Term Options are not available in Minnesota.  Consequently, the following change applies to your prospectus:

The following is added to "Appendix D: State Variations":

Minnesota- Guaranteed Term Options are not available.